Derivative Contracts and Collateralized Indebtedness	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Derivative Contracts and Collateralized Indebtedness
NOTE 11.	DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS

To manage interest rate risk, the Company has entered into interest rate swap contracts to adjust the proportion of total debt that is subject to variable interest rates.  Such contracts effectively fix the borrowing rates on floating rate debt to limit the exposure against the risk of rising rates.  The Company does not enter into interest rate swap contracts for speculative or trading purposes and it has only entered into transactions with counterparties that are rated investment grade.  The Company monitors the financial institutions that are counterparties to its interest rate swap contracts and it diversifies its swap contracts among various counterparties to mitigate exposure to any single financial institution.

As of December 31, 2010, CSC Holdings was party to several interest rate swap contracts with an aggregate notional amount of $2,600,000 that effectively fixed borrowing rates on a portion of the Company's floating rate debt.  Interest rate swap contracts with an aggregate notional amount of $1,100,000 matured in March 2010.  These contracts are not designated as hedges for accounting purposes.  As a result of the CSC Holdings interest rate swap transactions, the interest rate paid on approximately 77% of the Company's outstanding debt (excluding capital leases and collateralized indebtedness) is effectively fixed (54% being fixed rate obligations and 23% is effectively fixed through utilization of these interest rate swap contracts) as of December 31, 2010.

The table below summarizes certain terms of these interest rate swap contracts as of December 31, 2010:

Maturity Date	Notional Amount	Weighted Average Fixed Rate Paid by the Company	Weighted Average Effective Floating Rate Received by the Company at December 31, 2010*

June 2012	$2,600,000	4.86%	0.30%
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*	Represents the floating rate received by the Company under its interest rate swap contracts at December 31, 2010 and does not represent the rates to be received by the Company on future payments.

The net unrealized losses resulting from changes in the fair value of the Company's swap agreements and the net realized losses as a result of net cash interest expense are reflected in loss on interest rate swap contracts, net in the accompanying consolidated statements of operations.

The Company has also entered into various transactions to limit the exposure against equity price risk on its shares of Comcast Corporation ("Comcast") common stock.  The Company had monetized all of its stock holdings in Comcast Corporation through the execution of prepaid forward contracts, collateralized by an equivalent amount of the respective underlying stock.  At maturity, the contracts provide for the option to deliver cash or shares of Comcast stock with a value determined by reference to the applicable stock price at maturity.  These contracts, at maturity, are expected to offset declines in the fair value of these securities below the hedge price per share while allowing the Company to retain upside appreciation from the hedge price per share to the relevant cap price.

The Company received cash proceeds upon execution of the prepaid forward contracts discussed above which has been reflected as collateralized indebtedness in the accompanying consolidated balance sheets.  In addition, the Company separately accounts for the equity derivative component of the prepaid forward contracts.  These equity derivatives have not been designated as hedges for accounting purposes.  Therefore, the net fair values of the equity derivatives have been reflected in the accompanying consolidated balance sheets as an asset or liability and the net increases or decreases in the fair value of the equity derivative component of the prepaid forward contracts are included in gain (loss) on derivative contracts in the accompanying consolidated statements of operations.

All of the Company's monetization transactions are obligations of its wholly-owned subsidiaries that are not part of the Restricted Group; however, in certain of the Comcast transactions, CSC Holdings provided guarantees of the subsidiaries' ongoing contract payment expense obligations and potential payments that could be due as a result of an early termination event (as defined in the agreements).  The guarantee exposure approximates the net sum of the fair value of the collateralized indebtedness less the sum of the fair values of the underlying stock and the equity collar.

The Company monitors the financial institutions that are counterparties to its equity derivative contracts and it diversifies its equity derivative contracts among various counterparties to mitigate exposure to any single financial institution.  All of the counterparties to such transactions currently carry investment grade credit ratings.

The following represents the location of the assets and liabilities associated with the Company's derivative instruments within the consolidated balance sheets at December 31, 2010 and December 31, 2009:

		Asset Derivatives		Liability Derivatives
Derivatives Not Designated as Hedging Instruments Under ASC Topic 815	Balance Sheet Location	Fair Value at December 31, 2010	Fair Value at December 31, 2009	Fair Value at December 31, 2010	Fair Value at December 31, 2009

Interest rate swap contracts	Current derivative contracts	$-	$-	$-	$9,294

Interest rate swap contracts	Long-term derivative contracts	-	-	167,278	202,168

Prepaid forward contracts	Current derivative contracts	-	37,137	47,251	-

Prepaid forward contracts	Long-term derivative contracts	-	8,361	12,049	9,528

Total derivative contracts		$-	$45,498	$226,578	$220,990

The following represents the impact and location of the Company's derivative instruments within the consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008:

Derivatives Not Designated as Hedging		Amount of Gain (Loss) Recognized
Instruments Under	Location of Gain	Years Ended December 31,
ASC Topic 815	(Loss) Recognized	2010	2009	2008

Interest rate swap contracts	Loss on interest rate swap contracts, net	$(85,013)	$(75,631)	$(202,840)

Prepaid forward contracts	Gain (loss) on equity derivative contracts, net	(72,044)	631	51,772

Total derivative contracts		$(157,057)	$(75,000)	$(151,068)

For the years ended December 31, 2010, 2009 and 2008, the Company recorded a gain (loss) on investments of $109,751, $(430) and $(29,639) respectively, representing the net increase (decrease) in the fair values of all investment securities pledged as collateral for the period.

At December 31, 2010, the Company had principal collateralized indebtedness obligations of $161,358 relating to shares of Comcast common stock that mature during the next twelve months.  The Company intends to settle such obligations by either delivering shares of the applicable stock and proceeds of the equity derivative contracts or delivering cash from the proceeds of new monetization transactions.

In the event of an early termination of any of these contracts, the Company would be obligated to repay the fair value of the collateralized indebtedness less the sum of the fair values of the underlying stock and equity collar, calculated at the termination date.  As of December 31, 2010, the Company did not have an early termination shortfall relating to any of these contracts.

Settlements of Collateralized Indebtedness

The following table summarizes the settlement of the Company's collateralized indebtedness relating to Comcast Corporation shares that were settled by delivering cash equal to the collateralized loan value, net of the value of the related equity derivative contracts for the years ended December 31, 2010 and 2009.  The cash was obtained from the proceeds of new monetization contracts covering an equivalent number of Comcast shares.  The terms of the new contracts allow the Company to retain upside participation in Comcast shares up to each respective contract's upside appreciation limit with downside exposure limited to the respective hedge price.

	Years Ended December 31,
	2010	2009

Number of shares	8,069,934	10,738,809

Collateralized indebtedness settled	$(171,400)	$(239,756)
Derivative contracts settled	23,226	78,398
	(148,174)	(161,358)
Proceeds from new monetization contracts	148,174	161,358
Net cash receipt	$-	$-